Summary of Material Accounting Policies - Additional Information (Detail) $ in Millions											12 Months Ended
	Sep. 30, 2024 PHP (₱)	Sep. 27, 2024 PHP (₱) shares	May 06, 2024 PHP (₱) shares	Apr. 30, 2024 PHP (₱) shares	Apr. 05, 2024 PHP (₱) shares	Apr. 05, 2024 USD ($) shares	Jan. 12, 2024	Jan. 05, 2024 PHP (₱) shares	Dec. 13, 2023 PHP (₱) shares	Dec. 13, 2023 USD ($) shares	Dec. 31, 2024 PHP (₱) Segment	Dec. 31, 2023 PHP (₱)	Dec. 31, 2022 PHP (₱)	Feb. 28, 2018 PHP (₱)
Disclosure Of Significant Accounting Policies [Line Items]
Amount of equity interest acquired											₱ 52,764,000,000	₱ 50,308,000,000
Carrying value of investments in joint ventures											33,783,000,000	33,690,000,000
ECL recognized on investment											₱ 0
Description of debt investment security credit risk											debt instrument to have low credit risk when its credit risk rating is equivalent to the globally understood definition of ‘investment grade’, or when the exposure is less than 30 days past due.
Carrying value of investments in associates											₱ 18,981,000,000	16,618,000,000		₱ 1,664,000,000
Equity interest paid											3,770,000,000	₱ 1,636,000,000	₱ 3,514,000,000
Impairment loss											0
PLDT Capital [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Issued and paid up share capital			₱ 891,000,000
Ordinary shares | shares			26,773,606
Issued and paid up ordinary shares			₱ 1,000,000
Ordinary shares fully paid | shares			30,058
Smart and DMPI [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Consideration paid (received)											₱ 87,319,000,000
PLDT Communications and Energy Ventures, Inc. [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Consideration paid (received)					₱ 857,000,000	$ 15.3			₱ 1,563,000,000	$ 28.0
PLDT Communications and Energy Ventures, Inc. [Member] | Warrants [member]
Disclosure Of Significant Accounting Policies [Line Items]
Issuance of convertible preferred shares | $						$ 152.0				$ 281.0
Warrant received | shares					2,700,000	2,700,000			4,900,000	4,900,000
PLDT Communications and Energy Ventures, Inc. [Member] | Bottom of range [member]
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of ownership									36.63%	36.63%
Percentage of investment in associates					36.97%	36.97%
PLDT Communications and Energy Ventures, Inc. [Member] | Top of range [member]
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of ownership									36.97%	36.97%
Percentage of investment in associates					37.66%	37.66%
MIH [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Carrying value of investments in joint ventures | $										$ 80.0
Shares subscribed | shares					6,700,000	6,700,000			12,300,000	12,300,000
PLDT and Subsidiaries [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Number of business segments | Segment											3
Multisys [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Number of common stock shares sold | shares								227
Percentage of ownership							45.73%
Percentage of equity interest								4.99%
Amendment agreement description											PGIH retained ownership of 2,080 common shares representing 45.73% equity interest in Multisys. Pursuant to the Restated Shareholders’ and related Amendment Agreement signed on January 30, 2024 and March 1, 2024, respectively, PGIH remains entitled to nominate three out of the five directors in Multisys, who manage and control the operations of Multisys. Consequently, the results of operation and financial position of Multisys continue to be consolidated with the PLDT Group.
Equity interest paid								₱ 270,000,000
Number of common shares ownership retained | shares								2,080
Kayana [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Shares subscribed | shares		840,000,000
Percentage of equity interest	45.00%	60.00%
Carrying value of investments in associates											₱ 886,500,000
Equity interest paid	₱ 46,500,000	₱ 840,000,000
Subscription Payable		₱ 288,000,000									10,500,000
Subscription Payable With Carrying Value											₱ 853,000,000
Kayana [Member] | Remaining Shareholders [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Equity interest paid	₱ 523,500,000
Radius Telecom, Inc. [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of investment in associates				34.90%
Shares subscribed | shares				2,491,516
Equity interest paid				₱ 2,000,000,000